Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Tax Receivable Liability Carried at Amortized Cost (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Sep. 30, 2024
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 360,620	€ 344,590
Carrying Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	377,331	359,890
Fair Value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Tax receivable agreement liability	€ 383,207	€ 382,619